UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21344
                                                -------------

            First Trust/Four Corners Senior Floating Rate Income Fund
            ---------------------------------------------------------
             (Exact name of registrant as specified in charter)

                           120 East Liberty Drive
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                           120 East Liberty Drive
                              Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:   August 31, 2008
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - 172.1%

                  AEROSPACE & DEFENSE - 8.5%
 $   715,547      DAE Aviation Holdings, Inc.               B1          BB-       6.41%-6.55%     07/31/14       $   667,248
     627,273      GenCorp, Inc.                             Ba2         BB        4.72%-5.06%     04/30/13           602,182
     940,287      ILC Industries, Inc.                      NR(e)       NR(e)     4.80%           02/24/12           900,324
     500,000      L-1 Identity Solutions Operating
                     Company                                Ba3         BB+       7.50%           08/05/13           498,750
     994,937      Spirit Aerosystems, Inc.                  Ba3         BBB-      4.54%           09/30/13           966,954
     720,235      Robertson Aviation, LLC                   NR(e)       NR(e)     5.22%-6.75%     04/19/13           677,021
     470,138      Safenet, Inc.                             B1          B+        5.79%           04/12/14           404,319
     995,157      Vought Aircraft Industries, Inc.          Ba3         B-        4.97%           12/22/11           940,424
   1,000,000      Wesco Aircraft Hardware Corp.             B1          BB-       5.06%           09/29/13           958,750
                                                                                                                 -----------
                                                                                                                   6,615,972
                                                                                                                 -----------
                  AGRICULTURAL PRODUCTS - 1.1%
     947,057      Dole Food Company, Inc.                   Ba3         B+        4.50%-6.00%     04/12/13           869,222
                                                                                                                 -----------
                  AIRLINES - 0.5%
     495,000      Delta Air Lines, Inc.                     Ba2         BB-       4.47%-4.61%     04/30/12           413,326
                                                                                                                 -----------
                  ALUMINUM - 1.2%
     680,625      Novelis Corp.                             Ba2         BB        4.81%           07/06/14           640,638
     309,375      Novelis, Inc.                             Ba2         BB        4.81%           07/06/14           291,199
                                                                                                                 -----------
                                                                                                                     931,837
                                                                                                                 -----------
                  APPAREL RETAIL - 0.9%
     697,321      Hanesbrands, Inc.                         Ba2         BB+       4.55%           09/05/13           676,208
                                                                                                                 -----------
                  APPLICATION SOFTWARE - 1.1%
     938,462      Verint Systems, Inc.                      NR          B+        5.71%           05/25/14           851,654
                                                                                                                 -----------
                  ASSET MANAGEMENT & CUSTODY BANKS - 1.7%
     458,319      Gartmore Investment Management            Ba3         BB+       4.55%           05/12/14           405,230
     997,500      Nuveen Investments, Inc.                  Ba3         BB-       5.47%           11/13/14           921,191
                                                                                                                 -----------
                                                                                                                   1,326,421
                                                                                                                 -----------
                  AUTOMOBILE MANUFACTURERS - 1.9%
     497,475      Ford Motor Company                        Ba3         B-        5.47%           12/15/13           385,365
   1,484,943      General Motors Corp                       B1          B+        5.16%           11/29/13         1,096,305
                                                                                                                 -----------
                                                                                                                   1,481,670
                                                                                                                 -----------
                  AUTOMOTIVE RETAIL - 1.1%
     977,882      KAR Holdings, Inc.                        Ba3         B+        5.06%           10/18/13           869,908
                                                                                                                 -----------
                  BROADCASTING - 7.5%
   1,000,000      Citadel Broadcasting Corporation          B1          BB-       4.10%-4.44%     06/12/14           802,500
     981,771      Cumulus Media, Inc.                       B1          B         4.22%           06/07/14           816,506
   1,350,061      Gray Television, Inc.                     B2          B         3.97%-4.29%     12/31/14         1,120,551
     250,000      Paxson Communications Corp.               B1          CCC+      6.04%           01/15/12           202,500
     500,000      Raycom Media, Inc.                        NR          NR        4.00%           06/25/14           450,000
     496,250      Sirius Satellite Radio, Inc.              B1          B         4.94%-5.44%     12/20/12           446,625
     385,250      Univision Communications, Inc. (f)        Caa1        CCC       4.97%           03/29/09           364,703
   2,000,000      Univision Communications, Inc.            B1          B         4.72%-5.05%     09/29/14         1,604,444
                                                                                                                 -----------
                                                                                                                   5,807,829
                                                                                                                 -----------
                  CABLE & SATELLITE - 8.8%
   2,985,000      Charter Communications Operating,
                     LLC                                    B1          B+        4.67%-4.80%     03/06/14         2,607,314
   1,955,000      CSC Holdings, Inc.                        Ba1         BBB-      4.21%           03/29/13         1,859,205
     497,436      DIRECTV Holdings, LLC                     Baa3        BBB-      3.97%           04/13/13           483,212
   2,000,000      UPC Distribution Holding B.V.             Ba3         B+        4.21%           12/31/14         1,873,000
                                                                                                                 -----------
                                                                                                                   6,822,731
                                                                                                                 -----------


                See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D)  - (CONTINUED)

                  CASINOS & GAMING - 13.1%
 $   497,244      Cannery Casino Resorts, LLC               B2          BB        4.93%-5.06%     05/18/13       $   470,517
     490,861      CCM Merger, Inc.                          B1          BB-       4.68%-4.81%     04/25/12           440,547
     318,182      Golden Nugget, Inc.                       B1          BB-       4.48%           06/14/14           267,273
     181,818      Golden Nugget, Inc. (g)                   B1          BB-       2.00% (h)-4.47% 06/30/14           152,727
     492,500      Greenwood Racing Inc.                     B2          BB-       4.72%           11/28/11           462,950
     495,441      Isle of Capri Casinos, Inc.               Ba3         BB        4.55%           11/30/13           421,744
   2,976,000      Las Vegas Sands, LLC                      Ba3         BB        4.56%           05/23/14         2,532,305
     952,917      Penn National Gaming, Inc.                Ba2         BB+       4.21%-4.55%     10/03/12           911,907
     939,393      Seminole Tribe of Florida                 Baa3        BBB       4.19%-4.31%     03/05/14           905,731
   1,000,000      VML US Finance, LLC                       B1          BB-       5.06%           05/25/13           968,333
   2,035,714      WIMAR LANDCO, LLC (i)                     WR          WR        6.25%           07/03/08         1,594,642
   1,411,314      WIMAR OPCO, LLC (i)                       WR          WR        8.25%           01/03/12         1,142,282
                                                                                                                 -----------
                                                                                                                  10,270,958
                                                                                                                 -----------
                  COMPUTER HARDWARE - 1.7%
   1,493,169      Activant Solutions Holdings, Inc.         B1          B+        4.69%-4.81%     05/02/13         1,291,591
                                                                                                                 -----------
                  DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
   1,485,000      Clarke American Corp.                     B1          BB-       5.29%-5.30%     06/30/14         1,220,670
                                                                                                                 -----------
                  DISTILLERS & VINTNERS - 1.9%
   1,500,000      Constellation Brands, Inc.                Ba3         BB-       4.00%-4.19%     06/05/13         1,444,220
                                                                                                                 -----------
                  DIVERSIFIED CHEMICALS - 4.2%
   1,000,000      Brenntag Holding GmbH &
                     Company KG                             B1          B+        5.07%           01/17/14           920,001
   1,455,476      Huntsman International, LLC               Ba1         BB+       4.22%           04/19/14         1,370,977
   1,000,000      Rockwood Specialties Group, Inc.          Ba2         BB+       4.30%           07/30/12           958,214
                                                                                                                 -----------
                                                                                                                   3,249,192
                                                                                                                 -----------
                  DIVERSIFIED METALS & MINING - 1.2%
     932,500      Alpha Natural Resources, LLC              Ba3         BB        4.55%           10/26/12           918,513
                                                                                                                 -----------
                  EDUCATION SERVICES - 0.6%
     476,667      PRO-QUEST-CSA, LLC                        Ba3         BB-       4.97%-5.30%     02/09/14           452,833
                                                                                                                 -----------
                  ELECTRIC UTILITIES - 8.5%
     447,162      Astoria Generating Company
                  Acquisitions, LLC                         B1          BB-       4.23%           02/23/12           429,499
   1,486,269      Calpine Corporation                       B2          B+        5.69%           03/29/14         1,380,372
     991,624      Covanta Energy Corporation                Ba2         BB        4.25%-4.31%     02/09/14           942,043
     596,380      Mirant North America, LLC                 Ba2         BB        4.22%           01/03/13           572,381
   1,823,853      NRG Energy, Inc.                          Ba1         BB        4.30%           02/01/13         1,727,594
     993,173      Riverside Energy Center, LLC              Ba3         BB-       7.05%           06/24/11           993,173
     581,893      Rocky Mountain Energy Center, LLC         Ba3         BB-       7.05%           06/24/11           581,893
                                                                                                                 -----------
                                                                                                                   6,626,955
                                                                                                                 -----------
                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
     631,890      Itron, Inc.                               Ba3         B+     4.22%              04/18/14           612,933
                                                                                                                 -----------
                  ENVIRONMENTAL & FACILITIES SERVICES - 0.9%
     757,192      EnergySolutions, LLC                      Ba2         NR(e)  4.73%-5.47%        06/07/13           736,369
                                                                                                                 -----------
                  FOOD DISTRIBUTORS - 2.3%
     854,167      Birds Eye Foods, Inc.                     NR(e)       NR(e)  4.56%              03/22/13           811,458
     493,750      Dean Foods Company                        B1          BB     3.97%-4.31%        04/02/14           461,780
     500,000      New Uno Acquisition Corporation           NR          NR(e)  7.75%              07/25/14           501,965
                                                                                                                 -----------
                                                                                                                   1,775,203
                                                                                                                 -----------


                See Notes to Quarterly Portfolio of Investments          Page 2

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D)  - (CONTINUED)

                  FOOD RETAIL - 1.1%
 $   899,950      SUPERVALU, Inc.                           Ba3         BB+       3.72%           06/02/12       $   844,453
                                                                                                                 -----------
                  FOREST PRODUCTS - 3.9%
   3,248,259      Georgia-Pacific Corporation               Ba2         BB+       4.22%-4.55%     12/20/12         3,066,993
                                                                                                                 -----------
                  GAS UTILITIES - 1.2%
   1,000,000      Atlas Pipeline Partners, L.P.             Ba2         BB-       4.97%           07/27/14           970,000
                                                                                                                 -----------
                  HEALTH CARE FACILITIES - 5.2%
   1,479,975      HCA, Inc.                                 Ba3         BB        5.05%           11/17/13         1,385,934
     943,136      Health Management Associates, Inc.        B1          BB-       4.55%           02/28/14           863,494
     977,987      Select Medical Corporation                Ba2         BB-       4.47%-6.00%     02/24/12           906,471
     828,226      USP Domestic Holdings, Inc.               Ba3         B         4.48%-4.80%     04/19/14           751,615
     161,290      USP Domestic Holdings, Inc. (g)           Ba3         B         1.75% (h)-4.94% 04/19/14           146,371
                                                                                                                 -----------
                                                                                                                   4,053,885
                                                                                                                 -----------
                  HEALTH CARE SERVICES - 10.0%
   2,721,072      CHS/Community Health Systems,
                     Inc.                                   Ba3         BB        4.72%-5.06%     07/25/14         2,571,723
     139,211      CHS/Community Health Systems,
                     Inc. (g)                               Ba3         BB        1.00% (h)       07/25/14           131,570
   2,500,000      DaVita, Inc.                              Ba1         BB+       3.97%-4.32%     10/05/12         2,403,909
     901,786      Fresenius Medical Care AG                 Baa3        BBB-      4.17%-4.19%     03/31/13           873,182
     492,500      Healthways, Inc.                          Ba2         BB+       4.30%           12/01/13           475,263
     488,750      Quintiles Transnational Corp.             B1          BB        4.81%           03/31/13           464,313
     843,478      US Oncology Holdings, Inc.                Ba2         BB-       5.55%           08/20/11           811,848
                                                                                                                 -----------
                                                                                                                   7,731,808
                                                                                                                 -----------
                  HOMEBUILDING - 0.5%
     492,443      Mattamy Funding Partnership               NR(e)       NR(e)     5.06%           04/11/13           409,959
                                                                                                                 -----------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.4%
   1,000,000      Dynegy Holdings, Inc.                     Ba1         BB-       3.96%           04/12/13           923,958
     992,500      Texas Competitive Electric Holdings
                     Company, LLC                           Ba3         B+        5.96%-6.30%     10/10/14           924,954
                                                                                                                 -----------
                                                                                                                   1,848,912
                                                                                                                 -----------
                  INDUSTRIAL MACHINERY - 0.6%
     495,000      Edwards (Cayman Islands II) Ltd.          B1          BB-       4.81%           05/31/14           429,413
                                                                                                                 -----------
                  INSURANCE BROKERS - 0.6%
     404,412      HUB International Holdings, Inc.          B2          B+        5.30%           06/13/14           365,993
      90,897      HUB International Holdings, Inc. (g)      B2          B+        1.88% (h)-5.30% 06/13/14            82,262
                                                                                                                 -----------
                                                                                                                     448,255
                                                                                                                 -----------
                  INTEGRATED TELECOMMUNICATION SERVICES - 1.8%
     982,500      Intelsat Corp.                            B1          BB-       5.29%           07/03/13           934,427
     457,263      Telesat Canada                            B1          BB-       5.67%-5.81%     10/31/14           438,258
      39,240      Telesat Canada (g)                        B1          BB-       1.50% (h)-5.81% 10/31/14            37,609
                                                                                                                 -----------
                                                                                                                   1,410,294
                                                                                                                 -----------
                  INTERNET RETAIL - 0.5%
     485,904      Sabre Holdings Corp.                      B1          B+        4.47%-4.80%     09/30/14           370,029
                                                                                                                 -----------
                  INTERNET SOFTWARE & SERVICES - 1.2%
     970,225      SunGard Data Systems, Inc.                Ba3         BB        4.55%           02/28/14           910,556
                                                                                                                 -----------
                  INVESTMENT BANKING & BROKERAGE - 1.6%
   1,267,197      Ameritrade Holding Corporation            Ba1         BB        3.97%           12/31/12         1,231,029
                                                                                                                 -----------
                  IT CONSULTING & OTHER SERVICES - 3.9%
     504,073      Alion Science and Technology Corp.        B1          B+        5.17%-5.49%     02/06/13           398,218


                See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D)  - (CONTINUED)

                  IT CONSULTING & OTHER SERVICES - (CONTINUED)
 $   993,517      CACI International, Inc.                  Ba1         NR        3.97%-4.32%     05/03/11       $   973,647
     525,133      Open Solutions, Inc.                      Ba3         BB-       5.15%           01/23/14           367,593
   1,477,547      West Corporation                          B1          BB-       4.84%-5.17%     10/24/13         1,296,317
                                                                                                                 -----------
                                                                                                                   3,035,775
                                                                                                                 -----------
                  LEISURE FACILITIES - 3.5%
     980,000      Cedar Fair, L.P.                          Ba3         BB        4.47%           08/30/12           925,691
     975,554      London Area and Waterfront
                     Finance, LLC                           NR(e)       NR(e)     5.29%           03/08/12           912,143
   1,044,450      Six Flags, Inc.                           B1          B         4.73%-5.05%     04/30/15           893,937
                                                                                                                 -----------
                                                                                                                   2,731,771
                                                                                                                 -----------
                  LIFE & HEALTH INSURANCE - 0.8%
     200,934      Conseco, Inc.                             B1          B+        4.47%           10/10/13           167,780
     451,201      Multiplan Merger Corporation              B1          B+        5.00%           04/12/13           426,385
                                                                                                                 -----------
                                                                                                                     594,165
                                                                                                                 -----------
                  MORTGAGE REITS - 0.9%
     440,000      LNR Property Corporation                  B2          BB        6.04%           07/12/09           349,800
     440,000      LNR Property Corporation                  B2          BB        6.04%           07/12/11           339,533
                                                                                                                 -----------
                                                                                                                     689,333
                                                                                                                 -----------
                  MOVIES & ENTERTAINMENT - 8.7%
     997,442      AMC Entertainment, Inc.                   Ba1         BB-       4.22%           01/26/13           939,778
     789,260      Deluxe Entertainment Services
                     Group, Inc.                            B1          B         4.72%-5.06%     05/11/13           694,549
   1,486,241      Discovery Communications Holding,
                     LLC                                    NR(e)       NR(e)     4.80%           05/14/14         1,448,713
     500,000      National CineMedia, LLC                   B1          B+        4.54%           02/13/15           449,732
   1,000,000      Regal Cinemas Corporation                 Ba2         BB-       4.30%           10/27/13           943,611
     500,000      TWCC Holding Corp.                        Ba2         BB        7.25%           09/14/15           483,750
   1,908,237      WMG Acquisition Corp.                     Ba3         BB        4.47%-4.81%     03/01/11         1,789,768
                                                                                                                 -----------
                                                                                                                   6,749,901
                                                                                                                 -----------
                  MULTI-UTILITIES - 1.2%
   1,000,000      KGEN, LLC                                 Ba3         BB        4.56%           02/08/14           932,500
                                                                                                                 -----------
                  OFFICE REITS - 1.1%
   1,000,000      Tishman Speyer Real Estate D.C.
                     Area Portfolio, L.P.                   Ba2         BB-       4.22%           12/27/12           820,000
                                                                                                                 -----------
                  OFFICE SERVICES & SUPPLIES - 1.8%
     945,265      Emdeon Business Services, LLC             B1          BB-       4.81%           11/16/13           888,549
     500,000      Pike Electric, Inc.                       NR(e)       NR(e)     4.00%           12/10/12           487,813
                                                                                                                 -----------
                                                                                                                   1,376,362
                                                                                                                 -----------
                  OIL & GAS EQUIPMENT & SERVICES - 2.5%
     990,000      Hercules Offshore, Inc.                   Ba3         BB        4.55%           07/11/13           954,113
   1,070,015      Targa Resources, Inc.                     Ba3         B+        4.47%-4.80%     10/31/12         1,026,145
                                                                                                                 -----------
                                                                                                                   1,980,258
                                                                                                                 -----------
                  OIL & GAS EXPLORATION & PRODUCTION - 1.9%
     318,182      ATP Oil & Gas Corporation                 NR          NR        8.50%           07/15/14           306,250
     181,818      ATP Oil & Gas Corporation                 NR          NR        8.50%           01/15/11           175,000
     994,892      Helix Energy Solutions Group, Inc.        Ba2         BB+       4.47%-4.79%     07/01/13           961,729
                                                                                                                 -----------
                                                                                                                   1,442,979
                                                                                                                 -----------
                  OIL & GAS REFINING & MARKETING - 0.8%
     736,224      Calumet Lubricants Co., L.P.              B1          B         6.64%-6.80%     01/03/15           647,877
                                                                                                                 -----------
                  OIL & GAS STORAGE & TRANSPORTATION - 2.1%
   1,150,000      Energy Transfer Equity, L.P.              Ba2         NR        4.55%           02/08/12         1,113,823
     500,000      Enterprise GP Holdings, L.P.              Ba2         BB-       4.71%-5.04%     11/08/14           488,438
                                                                                                                 -----------
                                                                                                                   1,602,261
                                                                                                                 -----------


                See Notes to Quarterly Portfolio of Investments          Page 4

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D)  - (CONTINUED)

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 0.6%
 $   496,250      First Data Corporation                    Ba3         BB-       5.22%-5.55%     09/24/14       $   454,758
                                                                                                                 -----------
                  PACKAGED FOODS & MEATS - 1.5%
     722,257      Michael Foods, Inc.                       Ba3         BB-       4.85%-5.19%     11/21/10           707,812
     498,734      Weight Watchers International, Inc.       Ba1         BB+       4.31%           01/26/14           482,525
                                                                                                                 -----------
                                                                                                                   1,190,337
                                                                                                                 -----------
                  PAPER PACKAGING - 3.0%
     500,000      Graham Packaging Holdings Co.             B1          B+        4.94%-5.06%     10/07/11           475,078
     962,157      Graphic Packaging International, Inc.     Ba3         BB-       4.79%-4.80%     05/16/14           906,683
     794,325      Smurfit-Stone Container Enterprises,
                     Inc.                                   Ba2         BB        4.50%-4.69%     11/01/11           767,736
     204,214      Smurfit-Stone Container Enterprises,
                     Inc.                                   Ba2         BB        4.91%           11/01/10           197,378
                                                                                                                 -----------
                                                                                                                   2,346,875
                                                                                                                 -----------
                  PAPER PRODUCTS - 2.3%
     754,985      Appleton Papers, Inc.                     Ba2         BB+       4.42%-4.55%     06/05/14           680,745
   1,155,000      Domtar Corporation                        Baa3        BBB-      3.84%           03/07/14         1,105,913
                                                                                                                 -----------
                                                                                                                   1,786,658
                                                                                                                 -----------
                  PHARMACEUTICALS - 3.8%
   1,980,000      Cardinal Health 409, Inc.                 Ba3         BB-       5.05%           04/10/14         1,727,550
     914,910      Graceway Pharmaceuticals, LLC             Ba3         BB        5.55%           05/03/12           784,535
     471,609      Stiefel Laboratories, Inc.                B1          BB-       5.04%           12/28/13           444,492
                                                                                                                 -----------
                                                                                                                   2,956,577
                                                                                                                 -----------
                  PUBLISHING - 7.4%
     997,477      Cenveo Corporation                        Ba2         BB+       4.55%           06/21/13           930,770
     500,000      GateHouse Media, Inc.                     Caa1        B         4.80%-4.81%     08/28/14           268,750
   1,970,000      Idearc, Inc.                              Ba3         BB        4.47%-4.80%     11/17/14         1,379,000
     411,889      Media News Group, Inc.                    B1          CCC+      5.17%           12/30/10           315,095
     645,715      RH Donnelley, Inc.                        Ba1         BB        6.43%-6.75%     06/30/11           608,687
   1,981,241      Tribune Company                           Caa1        B         5.79%           05/19/14         1,360,122
     454,583      Wenner Media, LLC                         NR(e)       NR(e)     4.55%           10/02/13           422,762
     500,000      Yell Group, PLC                           Ba3         BB-       4.47%           10/27/12           434,375
                                                                                                                 -----------
                                                                                                                   5,719,561
                                                                                                                 -----------
                  RAILROADS - 0.6%
     500,000      Railamerica Transportation Corp.          NR          NR        6.79%           08/14/09           497,500
                                                                                                                 -----------
                  REAL ESTATE DEVELOPMENT - 0.4%
     484,505      Shea Capital I, LLC                       NR(e)       NR(e)     5.00%           10/27/11           339,153
                                                                                                                 -----------
                  RETAIL REITS - 3.6%
     930,263      Capital Automotive, L.P.                  Ba1         BB+       4.22%           12/16/10           876,587
   1,991,667      The Macerich Partnership, L.P.            NR(e)       NR(e)     4.00%           04/26/10         1,882,125
                                                                                                                 -----------
                                                                                                                   2,758,712
                                                                                                                 -----------
                  SEMICONDUCTORS - 1.7%
   1,477,500      Freescale Semiconductors, Inc.            Ba1         BB        4.21%           12/01/13         1,318,208
                                                                                                                 -----------
                  SPECIALIZED CONSUMER SERVICES - 5.9%
   1,523,256      Affinion Group, Inc.                      Ba2         BB        4.97%-5.31%     10/17/12         1,465,500
     500,000      Asurion Corp.                             NR(e)       NR(e)     5.46%-5.80%     07/03/14           468,750
     490,977      N.E.W. Holdings I, LLC                    NR(e)       NR(e)     5.20%-5.31%     05/22/14           440,243
     992,429      Nielsen Finance, LLC                      Ba3         B+        4.80%           08/09/13           916,601
   1,322,678      RMK Acquisition Corporation               Ba3         BB        4.32%-4.68%     01/26/14         1,252,741
                                                                                                                 -----------
                                                                                                                   4,543,835
                                                                                                                 -----------
                  SPECIALIZED FINANCE - 1.5%
     500,000      J.G. Wentworth, LLC                       B2          B+        5.05%           04/04/14           385,000
     958,333      Peach Holdings, Inc.                      B2          B         6.72%-7.06%     11/21/13           803,203
                                                                                                                 -----------
                                                                                                                   1,188,203
                                                                                                                 -----------


                See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D)  - (CONTINUED)

                  SPECIALTY CHEMICALS - 1.2%
 $  987,500       Celanese Holdings, LLC                    Ba2         BB+       4.28%           04/02/14       $   930,189
                                                                                                                 -----------
                  SPECIALTY STORES - 0.5%
     461,635      The Yankee Candle Company, Inc.           Ba3         BB-       4.48%-4.81%     02/06/14           402,776
                                                                                                                 -----------
                  SYSTEMS SOFTWARE - 1.1%
     945,404      Dealer Computer Services, Inc.            Ba2         BB        4.80%           10/26/12           874,498
                                                                                                                 -----------
                  TECHNOLOGY DISTRIBUTORS - 1.5%
     815,000      H3C Holdings, Ltd.                        Ba2         BB        5.63%           09/28/12           692,750
     498,728      Sensata Technologies Finance
                     Company, LLC                           B1          BB        4.41%-4.54%     04/27/13           437,945
                                                                                                                 -----------
                                                                                                                   1,130,695
                                                                                                                 -----------
                  TRUCKING - 2.0%
   1,674,957      The Hertz Corporation                     Ba1         BB+       3.97%-4.30%     12/21/12         1,527,352
                                                                                                                 -----------
                  WIRELESS TELECOMMUNICATION SERVICES - 2.6%
     496,250      Clearwire Corporation                     NR          NR        8.47%-9.12%     07/03/12           456,550
     987,500      Crown Castle Operating Company            Ba3         BB        4.30%           03/06/14           923,518
     693,000      Windstream Corporation                    Baa3        BBB       4.29%           07/17/13           668,096
                                                                                                                 -----------
                                                                                                                   2,048,164
                                                                                                                 -----------

                  TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (D)                                             133,609,034
                  (Cost $145,959,854)                                                                            -----------


 SENIOR FLOATING-RATE NOTES - 0.5%

                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
     325,000      NXP B.V.                                  B3          BB-       5.54%           10/15/13           252,688
                                                                                                                 -----------
                  LEISURE FACILITIES - 0.2%
     250,000      HRP Myrtle Beach (j) (k) (l) (n)          B2          B+        7.38%           04/01/12           175,000
                                                                                                                 -----------

                  TOTAL SENIOR FLOATING-RATE NOTES                                                                   427,688
                  (Cost $575,820)                                                                                -----------


 NOTES - 0.0%

                  HOMEBUILDING - 0.0%
     145,455      TOUSA, Inc.  PIK (i) (l) (m) (n)          NR          NR        1.00%           07/01/15             5,818
                                                                                                                 -----------

                  TOTAL NOTES                                                                                          5,818
                  (Cost $87,273)                                                                                 -----------


SHARES            DESCRIPTION                                                                                    VALUE
------------      --------------------------------------------------------------------------------------         -----------
 PREFERRED STOCKS - 0.0%

                  HOMEBUILDING - 0.0%
         855      TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (i)(l)(n)                       0
                                                                                                                 -----------

                  TOTAL PREFERRED STOCKS                                                                                   0
                  (Cost $512,727)                                                                                -----------


 CLOSED-END FUNDS - 0.3%

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
      38,000      ING Prime Rate Trust                                                                               205,580
                                                                                                                 -----------

                  TOTAL CLOSED-END FUNDS                                                                             205,580
                  (Cost $235,908)                                                                                -----------


                See Notes to Quarterly Portfolio of Investments          Page 6

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


SHARES            DESCRIPTION                                                                                    VALUE
------------      --------------------------------------------------------------------------------------         -----------
SHORT-TERM INVESTMENTS - 5.5%

                  ASSET MANAGEMENT & CUSTODY BANKS - 2.9%
   2,288,726      JPMorgan Federal Money Market Fund - 1.89%                                                     $ 2,288,726
                                                                                                                 -----------

                  REPURCHASE AGREEMENT - 2.6%
   2,000,000      Agreement with Deutsche Bank Securities, Inc., 2.00%, dated 08/29/08 to be repurchased at
                  $2,000,444 on 09/02/08, collateralized by $2,050,000, Federal Home Loan Mortgage Corp.
                  Discount Note, due 10/28/08 (Value $2,040,000)                                                   2,000,000
                                                                                                                 -----------

                  TOTAL SHORT-TERM INVESTMENTS                                                                     4,288,726
                  (Cost $4,288,726)                                                                              -----------

                  TOTAL INVESTMENTS - 178.4%                                                                     138,536,846
                  (Cost $151,660,308) (o)

                  NET OTHER ASSETS AND LIABILITIES - (4.9)%                                                       (3,824,374)

                  LOAN OUTSTANDING - (45.1)%                                                                     (35,000,000)

                  MONEY MARKET CUMULATIVE PREFERRED(R) SHARES, AT LIQUIDATION VALUE
                    (INCLUDING ACCRUED DISTRIBUTIONS) - (28.4)%                                                  (22,042,970)
                                                                                                                 -----------
                  NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0%                                        $77,669,502
                                                                                                                 ===========

----------------

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders.
(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
(e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(f)  This issue is secured by a second lien on the issuer's assets.
(g) Delayed Draw Loan (See Note 1E in the Notes to Quarterly Portfolio of Investments).
(h)  Represents commitment fee rate on delayed draw loans.
(i)  This borrower has filed for protection in federal bankruptcy court.
(j)  Non-income producing security.
(k) This borrower has filed for protection in federal bankruptcy court subsequent to the date of this report.
(l) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1F in the Notes to Quarterly Portfolio of Investments).
(m) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is paid semi-annually, however, this issuer is in default and income is not being accrued.
(n) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
(o) Aggregate cost for federal income tax and financial reporting purposes. As of August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $120,875 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,244,337.
NR   Not rated.
WR   Withdrawn rating.


                See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1A in the Notes to Quarterly Portfolio of Investments):

                                                              INVESTMENTS
                                                              IN SECURITIES
-----------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $        ---
Level 2 - Other Significant Observable Inputs                   138,356,028
Level 3 - Significant Unobservable Inputs                           180,818
                                                               ------------
Total                                                          $138,536,846
                                                               ============


The following table presents the Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at May 31, 2008 and at August 31, 2008.

ASSETS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
-----------------------------------------------------------------------------
                                                       PORTFOLIO INVESTMENTS
                                                       ---------------------
Balance as of May 31,2008                                      $     12,800
   Transfers in (out) of Level 3                                    175,000
   Net unrealized gains (losses)                                     (6,982)
                                                               ------------
Balance as of August 31, 2008                                  $    180,818
                                                               ============




                See Notes to Quarterly Portfolio of Investments          Page 8

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of June 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

         o   Level 1 - quoted prices in active markets for identical securities
         o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2008 (UNAUDITED)


         o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is included with the Fund's Portfolio of Investments.

B. Credit Default Swaps:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. In the case of cash settlement, the seller will pay the difference between par and the market value of the securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked-to-market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. As of August 31, 2008, the Fund had no credit default swaps outstanding.

C. Repurchase Agreements:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

D. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2008 (UNAUDITED)


current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

E. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $355,133 as of August 31, 2008. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. Restricted Securities:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held restricted securities at August 31, 2008 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                             % OF
                                                                                                             NET ASSETS
                                                                                                             APPLICABLE
                                ACQUISITION    PRINCIPAL       VALUE         CURRENT                         TO COMMON
SECURITY                        DATE           VALUE/SHARES    PER SHARE     CARRYING COST     VALUE         SHAREHOLDERS
---------------------------     -----------    ------------    ---------     -------------     ---------     ------------
HRP Myrtle Beach                3/23/06        $ 250,000       $ 70.00       $ 250,000         $ 175,000      0.23%
TOUSA, Inc.-Notes               7/31/07(1)     $ 145,455          4.00          87,273             5,818      0.01
TOUSA,Inc.-Preferred Stocks     7/31/07(1)           855          0.00         512,727                 0      0.00
                                                                             ---------         ---------      -----
                                                                             $ 850,000         $ 180,818      0.24%
                                                                             =========         =========      =====


(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund
             -----------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2008
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2008
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 20, 2008
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* Print the name and title of each signing officer under his or her signature.